Taxation (Components of Income Tax Expense) (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
TAXATION [Abstract]
Current income tax expense		(265,574,760)	(223,144,541)	(146,001,559)
Deferred tax benefit		3,388,535	14,471,531	14,343,474
Adjustments to deferred tax assets/liabilities for enacted CIT rate change		0	3,656,049	0
Income tax expense	$ (41,657,196)	(262,186,225)	(205,016,961)	(131,658,085)